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Supplement to Statements of Additional Information for Harbor ETF Trust dated March 1, 2022, Harbor Corporate Culture Leaders ETF dated February 22, 2022, Harbor Dividend Growth Leaders ETF dated April 13, 2022, and Harbor Energy Transition Strategy ETF dated June 10, 2022

August 19, 2022
Effective August 9, 2022 (the “Effective Date”), Landis Zimmerman was appointed as a member of the Board of Trustees of Harbor ETF Trust.

As of the Effective Date, the” Trustees and Officers” table of each Statement of Additional Information is hereby revised to include the following:
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Landis Zimmerman (63) Trustee	Since 2022	Independent, non-fiduciary advisor, Gore Creek Asset Management (2006-Present); Member, Japan Science and Technology Agency Investment Advisory Committee (2021-Present); Chief Investment Officer of the Howard Hughes Medical Institute (2004-2021).	28	None

As of the Effective Date, the “Additional Information About the Trustees” section of each Statement of Additional Information is hereby revised to include the following:

Additional Information About the Trustees
Landis Zimmerman. Mr. Zimmerman retired in 2021 after serving 17 years as Vice President and Chief Investment Officer of the Howard Hughes Medical Institute. Prior to joining Howard Hughes Medical Institute, he served as Managing Director for investments at the University of Pennsylvania from 1998-2004, Associate Director of Investments of the Rockefeller Foundation from 1996-1998, Associate Director at Bear, Stearns & Co. Inc. from 1994-1996, and Vice President at J.P. Morgan Securities Inc. from 1985-1994. He began his career as Assistant Treasurer at Chemical Bank in 1981. He is currently an independent, non-fiduciary advisor for Gore Creek Asset Management, a family investment office, and is a member of the Japan Science and Technology Agency Investment Advisory Committee. Mr. Zimmerman has served as a Trustee of Harbor Funds and Harbor ETF Trust since 2022.
Investors Should Retain This Supplement For Future Reference
S0822.SAI.ETF
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